EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 14: - EARNINGS PER SHARE

The Company computes earnings per share of Class A Ordinary, Class B Ordinary and Redeemable A shares using the two-class method. Basic earnings per share is computed using the weighted-average number of shares outstanding during the period. Diluted earnings per share is computed using the weighted-average number of shares and the effect of potentially dilutive securities outstanding during the period. Potentially dilutive securities consist of employee stock options and restricted stock units. The dilutive effect of outstanding employee stock options and restricted stock units is reflected in diluted earnings per share by application of the treasury stock method.

The rights, including the liquidation and dividend rights, of the holders of the Company’s Class A Ordinary, Class B Ordinary and Redeemable A shares are identical, except with respect to voting. As a result, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A Ordinary, Class B Ordinary and Redeemable A shares as if the earnings for the year had been distributed.

In the years ended December 31, 2024, 2023 and 2022, the earnings per share amounts are the same for Class A Ordinary, Class B Ordinary and Redeemable A shares because the holders of each class are entitled to equal per share dividends or distributions in liquidation in accordance with the Company’s articles of association.

NOTE 14: - EARNINGS PER SHARE (Cont.)

The following tables set forth the computation of basic and diluted earnings per share attributable to Class A Ordinary, Class B Ordinary and Redeemable A shares (described above):

	Year ended December 31, 2024
	Class A	Class B
	Ordinary	Ordinary
	shares (*)	shares
Basic earnings per share:
Numerator:
Allocation of undistributed earnings	$81,057	$20,434
Denominator:
Number of shares used in per share computation	45,805,237	11,547,000
Basic earnings per share	$1.77	$1.77
Diluted earnings per share:
Numerator:
Allocation of undistributed earnings for basic computation	$81,057	$20,434
Reallocation of undistributed earnings	1,462	(1,462)
Allocation of undistributed earnings	$82,519	$18,972
Denominator:
Number of shares used in basic computation	45,805,237	11,547,000
Weighted-average effect of dilutive securities:
Employee stock options and RSUs	4,420,786	—
Number of shares used in per share computation	50,226,023	11,547,000
Diluted earnings per share	$1.64	$1.64
(*)	Includes 313,529 Class A Ordinary shares subject to certain restrictions issued in connection with the Revela acquisition (refer to Note 3)

	Year ended December 31, 2023
	Class A	Class B
	Ordinary	Ordinary	Redeemable A
	shares(*)	shares	shares
Basic earnings per share:
Numerator:
Allocation of undistributed earnings	$44,434	$13,530	$570
Denominator:
Number of shares used in per share computation	41,922,656	12,764,081	537,880
Basic earnings per share	$1.06	$1.06	$1.06
Diluted earnings per share:
Numerator:
Allocation of undistributed earnings for basic computation	$44,434	$13,530	$570
Reallocation of undistributed earnings	60	(27)	(33)
Allocation of undistributed earnings	$44,494	$13,503	$537
Denominator:
Number of shares used in basic computation	41,922,656	12,764,081	537,880
Weighted-average effect of dilutive securities:
Employee stock options and RSUs	2,695,094	775,382	—
Number of shares used in per share computation	44,617,750	13,539,463	537,880
Diluted earnings per share	$1.00	$1.00	$1.00

(*)Includes 391,911 Class A Ordinary shares subject to certain restrictions issued in connection with the Revela acquisition (refer to Note 3)

NOTE 14: - EARNINGS PER SHARE (Cont.)

	Year ended December 31, 2022
	Class A	Class B	Redeemable A
	Ordinary shares	Ordinary shares	shares
Basic earnings per share:
Numerator:
Allocation of undistributed earnings	$14,563	$6,764	$401
Denominator:
Number of shares used in per share computation	35,734,097	16,596,104	983,861
Basic earnings per share	$0.41	$0.41	$0.41
Diluted earnings per share:
Numerator:
Allocation of undistributed earnings for basic computation	$14,563	$6,764	$401
Reallocation of undistributed earnings	(198)	220	(22)
Allocation of undistributed earnings	$14,365	$6,984	$379
Denominator:
Number of shares used in basic computation	35,734,097	16,596,104	983,861
Weighted-average effect of dilutive securities:
Employee stock options and RSUs	1,520,745	1,514,128	—
Number of shares used in per share computation	37,254,842	18,110,232	—
Diluted earnings per share	$0.39	$0.39	$0.39

An aggregate of 11,194, 182,823 and 414,993 employee stock options to purchase the Company’s Ordinary shares were excluded from the calculation during 2024, 2023 and 2022, respectively, because the effect of including them would be anti-dilutive. The basic and diluted earnings per share were adjusted to reflect the issuance of Class B Ordinary shares and additional Redeemable A shares (Note 13) and for the issuance of 14.396-for-1 Bonus shares (described above).